Acquisitions oil and gas sales income (details) (USD $)	8 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Oil and natural gas sales and income
Oil and natural gas sales and income from operations before general and administrative expense from the Fisher I Property	$ 166,250	$ 49,116
Oil and natural gas sales and income from operations before general and administrative expense from the Miocene Property	217,959	60,313
Oil and natural gas sales and income from operations before general and administrative expense from the Fisher II Property	4,465	(7,416)
Oil and natural gas sales and income from operations before general and administrative expense from the kanas Property	$ 3,766	$ (4,934)